Schedule of Investments(a)
November 30, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–91.37%
Advertising–0.33%
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	$4,541,000	$5,330,943
Lamar Media Corp.,
3.75%, 02/15/2028	2,800,000	2,806,034
4.00%, 02/15/2030	1,319,000	1,321,553
3.63%, 01/15/2031	523,000	501,165
		9,959,695
Aerospace & Defense–0.85%
Boeing Co. (The),
2.75%, 02/01/2026(b)	3,741,000	3,845,186
2.20%, 02/04/2026	5,216,000	5,208,066
5.15%, 05/01/2030	4,839,000	5,620,503
5.81%, 05/01/2050	7,768,000	10,492,982
TransDigm UK Holdings PLC, 6.88%, 05/15/2026	301,000	315,079
TransDigm, Inc., 6.38%, 06/15/2026	141,000	145,218
		25,627,034
Agricultural Products–0.29%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	8,596,000	8,689,643
Airlines–2.11%
American Airlines Pass-Through Trust,
Series 2016-3, Class A, 3.00%, 10/15/2028	3,416,122	3,474,746
Series 2017-2, Class AA, 3.35%, 10/15/2029	267,489	273,460
Series 2021-1, Class B, 3.95%, 07/11/2030	2,985,000	3,023,815
Series 2021-1, Class A, 2.88%, 07/11/2034	3,996,000	3,892,333
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/2026(c)	1,236,000	1,264,935
5.75%, 04/20/2029(c)	753,000	786,885
British Airways Pass-Through Trust (United Kingdom),
Series 2019-1, Class AA, 3.30%, 12/15/2032(c)	3,620,670	3,731,992
Series 2021-1, Class A, 2.90%, 03/15/2035(c)	2,004,000	2,036,570
Delta Air Lines Pass-Through Trust,
Series 2019-1, Class A, 3.40%, 04/25/2024	3,090,000	3,142,036
Series 2020-1, Class AA, 2.00%, 06/10/2028	2,892,074	2,859,059
Delta Air Lines, Inc.,
7.00%, 05/01/2025(c)	832,000	956,492
7.38%, 01/15/2026(b)	425,000	492,046
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(c)	3,864,000	4,052,676
4.75%, 10/20/2028(c)	11,517,000	12,632,006
	Principal Amount	Value
Airlines–(continued)
United Airlines Pass-Through Trust,
Series 2014-2, Class B, 4.63%, 09/03/2022	$1,081,901	$1,104,635
Series 2016-1, Class B, 3.65%, 01/07/2026	1,858,414	1,865,781
Series 2020-1, Class A, 5.88%, 10/15/2027	5,717,889	6,256,245
Series 2018-1, Class A, 3.70%, 03/01/2030	289,375	297,495
Series 2018-1, Class AA, 3.50%, 03/01/2030	3,633,070	3,847,557
Series 2019-1, Class A, 4.55%, 08/25/2031	1,782,403	1,930,821
Series 2019-1, Class AA, 4.15%, 08/25/2031	3,362,232	3,721,044
United Airlines, Inc.,
4.38%, 04/15/2026(c)	1,211,000	1,218,175
4.63%, 04/15/2029(c)	1,090,000	1,086,185
		63,946,989
Alternative Carriers–0.02%
Lumen Technologies, Inc., Series P, 7.60%, 09/15/2039	459,000	492,144
Apparel Retail–0.14%
Bath & Body Works, Inc., 6.75%, 07/01/2036	436,000	521,918
Gap, Inc. (The),
3.63%, 10/01/2029(c)	553,000	529,990
3.88%, 10/01/2031(c)	3,411,000	3,269,682
		4,321,590
Apparel, Accessories & Luxury Goods–0.01%
Kontoor Brands, Inc., 4.13%, 11/15/2029(c)	331,000	330,682
Application Software–0.36%
salesforce.com, inc.,
2.90%, 07/15/2051	6,701,000	6,942,364
3.05%, 07/15/2061	3,805,000	4,020,651
		10,963,015
Asset Management & Custody Banks–1.03%
Affiliated Managers Group, Inc., 4.25%, 02/15/2024	4,038,000	4,314,099
Ameriprise Financial, Inc., 3.00%, 04/02/2025	3,151,000	3,315,210
Apollo Management Holdings L.P., 2.65%, 06/05/2030(c)	229,000	232,211
Ares Capital Corp.,
2.88%, 06/15/2028(b)	4,501,000	4,488,558
3.20%, 11/15/2031	400,000	392,074
Bank of New York Mellon Corp. (The), Series I, 3.75%(b)(d)(e)	8,685,000	8,533,012
CI Financial Corp. (Canada), 3.20%, 12/17/2030	4,517,000	4,652,973
FS KKR Capital Corp., 1.65%, 10/12/2024	3,566,000	3,509,007

See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Asset Management & Custody Banks–(continued)
Hercules Capital, Inc., 2.63%, 09/16/2026	$375,000	$370,182
Owl Rock Capital Corp., 2.63%, 01/15/2027	1,311,000	1,285,061
		31,092,387
Auto Parts & Equipment–0.37%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
4.75%, 04/01/2028(c)	4,969,000	5,058,988
5.38%, 03/01/2029(b)(c)	1,884,000	1,930,780
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(c)	178,000	187,587
Dana Financing Luxembourg S.a.r.l., 5.75%, 04/15/2025(c)	132,000	134,962
Dana, Inc., 5.38%, 11/15/2027	221,000	231,200
Nemak S.A.B. de C.V. (Mexico), 3.63%, 06/28/2031(c)	3,204,000	3,047,533
NESCO Holdings II, Inc., 5.50%, 04/15/2029(c)	506,000	514,324
		11,105,374
Automobile Manufacturers–1.56%
Allison Transmission, Inc., 3.75%, 01/30/2031(c)	1,046,000	1,001,545
American Honda Finance Corp., 1.30%, 09/09/2026(b)	2,957,000	2,915,162
Ford Motor Co.,
4.35%, 12/08/2026	200,000	212,470
3.25%, 02/12/2032	3,942,000	3,948,465
4.75%, 01/15/2043	345,000	369,814
Ford Motor Credit Co. LLC,
5.60%, 01/07/2022	410,000	412,046
4.39%, 01/08/2026	200,000	211,606
2.70%, 08/10/2026	2,367,000	2,352,798
5.11%, 05/03/2029	450,000	498,847
4.00%, 11/13/2030(b)	332,000	348,753
General Motors Financial Co., Inc., Series B, 6.50%(d)(e)	200,000	224,100
Hyundai Capital America,
4.30%, 02/01/2024(c)	11,686,000	12,419,459
2.65%, 02/10/2025(c)	3,542,000	3,650,689
2.00%, 06/15/2028(c)	4,440,000	4,303,906
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(c)	320,000	331,546
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026(c)	10,948,000	10,635,858
Stellantis Finance US, Inc., 1.71%, 01/29/2027(c)	1,235,000	1,212,372
Volkswagen Group of America Finance LLC (Germany), 1.63%, 11/24/2027(c)	2,251,000	2,189,683
		47,239,119
Automotive Retail–0.36%
Asbury Automotive Group, Inc.,
4.50%, 03/01/2028	137,000	137,579
4.63%, 11/15/2029(c)	658,000	663,185
5.00%, 02/15/2032(c)	1,739,000	1,752,703
Group 1 Automotive, Inc., 4.00%, 08/15/2028(c)	1,053,000	1,043,539
	Principal Amount	Value
Automotive Retail–(continued)
Lithia Motors, Inc., 3.88%, 06/01/2029(c)	$512,000	$518,953
Sonic Automotive, Inc.,
4.63%, 11/15/2029(c)	3,122,000	3,079,354
4.88%, 11/15/2031(c)	3,629,000	3,561,809
		10,757,122
Biotechnology–0.20%
AbbVie, Inc., 4.88%, 11/14/2048	1,933,000	2,508,569
Amgen, Inc.,
2.00%, 01/15/2032(b)	450,000	432,344
3.15%, 02/21/2040	2,939,000	2,996,169
		5,937,082
Brewers–0.28%
Anadolu Efes Biracilik ve Malt Sanayii A.S. (Turkey), 3.38%, 06/29/2028(c)	2,337,000	2,306,303
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
8.00%, 11/15/2039	2,233,000	3,696,326
4.35%, 06/01/2040(b)	2,037,000	2,397,425
		8,400,054
Broadcasting–0.02%
Gray Television, Inc., 7.00%, 05/15/2027(c)	444,000	471,584
Building Products–0.12%
Carrier Global Corp., 2.72%, 02/15/2030	155,000	158,319
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 2.00%, 09/16/2031	1,816,000	1,752,285
North Queensland Export Terminal Pty. Ltd. (Australia), 4.45%, 12/15/2022(c)	804,000	781,808
Owens Corning, 4.30%, 07/15/2047	250,000	294,809
Standard Industries, Inc., 5.00%, 02/15/2027(c)	508,000	521,550
		3,508,771
Cable & Satellite–2.70%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 02/01/2028(c)	187,000	192,932
4.75%, 03/01/2030(c)	607,000	622,821
4.50%, 08/15/2030(c)	676,000	682,557
4.50%, 05/01/2032	509,000	507,633
4.50%, 06/01/2033(b)(c)	1,952,000	1,926,497
4.25%, 01/15/2034(c)	217,000	209,120
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Cable & Satellite–(continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
4.91%, 07/23/2025	$4,626,000	$5,106,521
5.38%, 04/01/2038	249,000	299,704
3.50%, 06/01/2041	3,499,000	3,434,079
3.50%, 03/01/2042	4,372,000	4,239,383
5.75%, 04/01/2048	2,249,000	2,835,966
3.90%, 06/01/2052(b)	3,802,000	3,850,339
6.83%, 10/23/2055	3,978,000	5,901,998
3.85%, 04/01/2061	4,613,000	4,418,780
4.40%, 12/01/2061	1,873,000	1,956,537
Comcast Corp.,
3.45%, 02/01/2050	3,850,000	4,159,836
2.80%, 01/15/2051	8,065,000	7,804,641
2.89%, 11/01/2051(c)	5,082,000	4,976,499
2.94%, 11/01/2056(c)	4,824,000	4,696,764
2.99%, 11/01/2063(c)	3,433,000	3,325,011
Cox Communications, Inc.,
1.80%, 10/01/2030(c)	73,000	69,446
2.60%, 06/15/2031(c)	3,067,000	3,073,369
3.60%, 06/15/2051(c)	7,601,000	8,168,662
CSC Holdings LLC,
6.50%, 02/01/2029(c)	727,000	769,617
5.75%, 01/15/2030(b)(c)	817,000	801,387
4.50%, 11/15/2031(c)	264,000	255,931
5.00%, 11/15/2031(c)	200,000	187,353
DISH DBS Corp., 7.75%, 07/01/2026	130,000	133,810
Gray Escrow II, Inc., 5.38%, 11/15/2031(b)(c)	391,000	392,584
Sirius XM Radio, Inc.,
4.00%, 07/15/2028(c)	412,000	408,135
4.13%, 07/01/2030(c)	1,025,000	1,002,922
3.88%, 09/01/2031(c)	5,085,000	4,826,580
Virgin Media Finance PLC (United Kingdom), 5.00%, 07/15/2030(c)	296,000	287,597
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(c)	200,000	207,698
		81,732,709
Casinos & Gaming–0.24%
DraftKings, Inc., Conv., 0.00%, 03/15/2028(c)(f)	5,450,000	4,249,581
Everi Holdings, Inc., 5.00%, 07/15/2029(c)	521,000	521,326
MGM Resorts International,
7.75%, 03/15/2022	301,000	305,297
6.00%, 03/15/2023	559,000	582,724
Mohegan Gaming & Entertainment, 8.00%, 02/01/2026(c)	513,000	520,792
Scientific Games International, Inc., 8.25%, 03/15/2026(c)	707,000	745,047
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/2029(b)(c)	496,000	485,688
		7,410,455
	Principal Amount	Value
Commodity Chemicals–0.06%
Axalta Coating Systems LLC, 3.38%, 02/15/2029(c)	$2,011,000	$1,913,265
Computer & Electronics Retail–0.69%
Dell International LLC/EMC Corp.,
4.00%, 07/15/2024	2,827,000	3,010,475
6.02%, 06/15/2026	3,801,000	4,427,576
4.90%, 10/01/2026	1,663,000	1,879,855
8.35%, 07/15/2046	3,979,000	6,650,853
Leidos, Inc., 2.30%, 02/15/2031	4,946,000	4,799,599
		20,768,358
Construction & Engineering–0.02%
AECOM, 5.13%, 03/15/2027	133,000	142,849
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(c)	520,000	531,586
		674,435
Construction Machinery & Heavy Trucks–0.01%
Wabtec Corp., 4.95%, 09/15/2028	209,000	237,987
Construction Materials–0.11%
CRH America Finance, Inc. (Ireland), 3.95%, 04/04/2028(c)	3,123,000	3,466,839
Consumer Finance–0.78%
Ally Financial, Inc.,
5.13%, 09/30/2024	434,000	475,768
4.63%, 03/30/2025	1,303,000	1,423,475
2.20%, 11/02/2028	2,579,000	2,557,989
Series C, 4.70%(d)(e)	3,987,000	4,016,903
Navient Corp.,
7.25%, 09/25/2023	1,040,000	1,120,033
5.00%, 03/15/2027	486,000	488,777
5.63%, 08/01/2033	221,000	205,458
OneMain Finance Corp.,
6.88%, 03/15/2025	300,000	330,443
7.13%, 03/15/2026	735,000	827,243
3.88%, 09/15/2028	3,554,000	3,433,821
5.38%, 11/15/2029	519,000	547,221
Synchrony Financial,
4.50%, 07/23/2025	3,575,000	3,883,244
2.88%, 10/28/2031	4,484,000	4,443,782
		23,754,157
Copper–0.13%
Freeport-McMoRan, Inc.,
5.00%, 09/01/2027(b)	2,752,000	2,865,300
5.40%, 11/14/2034(b)	826,000	984,712
		3,850,012
Data Processing & Outsourced Services–0.52%
Clarivate Science Holdings Corp.,
3.88%, 07/01/2028(c)	3,254,000	3,203,677
4.88%, 07/01/2029(c)	531,000	520,845
Fidelity National Information Services, Inc., 2.25%, 03/01/2031(b)	530,000	518,719
Fiserv, Inc., 4.20%, 10/01/2028(b)	2,147,000	2,400,357
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Data Processing & Outsourced Services–(continued)
Mastercard, Inc., 2.00%, 11/18/2031	$3,633,000	$3,637,452
PayPal Holdings, Inc., 2.85%, 10/01/2029	2,009,000	2,116,210
Square, Inc., 3.50%, 06/01/2031(b)(c)	3,167,000	3,216,484
		15,613,744
Department Stores–0.03%
Macy’s Retail Holdings LLC,
5.88%, 04/01/2029(c)	500,000	533,750
4.50%, 12/15/2034	275,000	270,885
		804,635
Distributors–0.08%
Genuine Parts Co., 1.88%, 11/01/2030(b)	2,705,000	2,527,805
Diversified Banks–11.51%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(c)	7,620,000	8,229,219
African Export-Import Bank (The) (Supranational),
2.63%, 05/17/2026(c)	1,433,000	1,440,059
3.80%, 05/17/2031(c)	1,858,000	1,888,713
ASB Bank Ltd. (New Zealand), 2.38%, 10/22/2031(c)	3,691,000	3,690,614
Australia & New Zealand Banking Group Ltd. (Australia), 6.75%(c)(d)(e)	3,444,000	3,894,596
Banco do Brasil S.A. (Brazil), 3.25%, 09/30/2026(c)	3,144,000	3,054,710
Banco Mercantil del Norte S.A. (Mexico),
5.88%(c)(d)(e)	2,475,000	2,428,643
6.63%(c)(d)(e)	2,457,000	2,414,985
Banco Santander S.A. (Spain),
1.72%, 09/14/2027(b)(d)	3,600,000	3,534,801
2.75%, 12/03/2030	3,000,000	2,937,848
Bank of America Corp.,
3.86%, 07/23/2024(d)	7,804,000	8,154,126
2.69%, 04/22/2032(d)	6,341,000	6,424,817
2.30%, 07/21/2032(d)	3,113,000	3,056,786
2.57%, 10/20/2032(d)	3,333,000	3,349,653
2.48%, 09/21/2036(b)(d)	5,123,000	4,950,662
7.75%, 05/14/2038	2,520,000	3,956,381
2.68%, 06/19/2041(d)	13,647,000	13,264,184
Series AA, 6.10%(d)(e)	5,955,000	6,420,651
Series DD, 6.30%(d)(e)	1,824,000	2,056,925
Bank of China Ltd. (China), 5.00%, 11/13/2024(c)	2,850,000	3,121,829
Barclays PLC (United Kingdom),
2.28%, 11/24/2027(d)	2,551,000	2,555,591
2.89%, 11/24/2032(d)	2,551,000	2,563,053
3.33%, 11/24/2042(d)	2,601,000	2,634,334
BBVA Bancomer S.A. (Mexico), 4.38%, 04/10/2024(c)	1,666,000	1,781,021
BNP Paribas S.A. (France),
2.16%, 09/15/2029(c)(d)	2,248,000	2,209,982
4.38%, 03/01/2033(c)(d)	250,000	272,547
Principal Amount		Value
Diversified Banks–(continued)
BPCE S.A. (France),
2.05%, 10/19/2027(b)(c)(d)	$3,650,000	$3,624,115
2.28%, 01/20/2032(b)(c)(d)	3,204,000	3,080,771
Citigroup, Inc.,
3.50%, 05/15/2023	3,558,000	3,687,511
5.50%, 09/13/2025	4,020,000	4,552,288
3.11%, 04/08/2026(d)	3,589,000	3,764,564
3.98%, 03/20/2030(d)	3,575,000	3,963,106
4.41%, 03/31/2031(d)	2,922,000	3,334,957
2.57%, 06/03/2031(d)	266,000	267,670
2.56%, 05/01/2032(d)	4,100,000	4,120,478
2.52%, 11/03/2032(b)(d)	2,227,000	2,227,424
2.90%, 11/03/2042(d)	3,370,000	3,356,738
4.65%, 07/23/2048	1,773,000	2,330,450
3.88%(d)(e)	6,892,000	6,840,310
Series A, 5.95%(d)(e)	1,192,000	1,221,717
Series V, 4.70%(d)(e)	2,340,000	2,360,358
Series Y, 4.15%(d)(e)	4,045,000	3,991,909
Citizens Bank N.A., 2.25%, 04/28/2025	2,836,000	2,915,193
Commonwealth Bank of Australia (Australia), 2.69%, 03/11/2031(c)	3,057,000	3,025,342
Credit Agricole S.A. (France),
1.91%, 06/16/2026(c)(d)	1,828,000	1,837,137
7.88%(b)(c)(d)(e)	2,555,000	2,789,756
Danske Bank A/S (Denmark), 1.55%, 09/10/2027(c)(d)	2,939,000	2,878,873
Federation des Caisses Desjardins du Quebec (Canada), 2.05%, 02/10/2025(c)	4,886,000	4,979,941
HSBC Holdings PLC (United Kingdom),
1.65%, 04/18/2026(d)	1,970,000	1,961,793
2.25%, 11/22/2027(d)	4,391,000	4,403,738
2.01%, 09/22/2028(d)	5,687,000	5,560,568
2.36%, 08/18/2031(d)	201,000	196,786
2.87%, 11/22/2032(d)	5,934,000	5,945,919
6.00%(d)(e)	4,143,000	4,401,937
ING Groep N.V. (Netherlands),
3.88%(d)(e)	212,000	199,174
6.88%(c)(d)(e)	1,670,000	1,701,700
Series NC10, 4.25%(d)(e)	4,559,000	4,253,547
JPMorgan Chase & Co.,
1.01% (3 mo. USD LIBOR + 0.89%), 07/23/2024(g)	5,200,000	5,245,660
2.08%, 04/22/2026(d)	4,854,000	4,938,807
3.63%, 12/01/2027	2,461,000	2,642,332
3.70%, 05/06/2030(d)	3,575,000	3,898,780
2.58%, 04/22/2032(d)	4,267,000	4,305,520
4.26%, 02/22/2048(d)	1,730,000	2,145,015
Series W, 1.16% (3 mo. USD LIBOR + 1.00%), 05/15/2047(g)	5,770,000	5,068,685
Series V, 3.45% (3 mo. USD LIBOR + 3.32%)(e)(g)	1,853,000	1,838,777
Mitsubishi UFJ Financial Group, Inc. (Japan),
2.05%, 07/17/2030	4,593,000	4,484,328
2.49%, 10/13/2032(d)	1,815,000	1,822,904
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Diversified Banks–(continued)
Mizuho Financial Group, Inc. (Japan),
2.20%, 07/10/2031(d)	$6,072,000	$5,951,341
2.56%, 09/13/2031	3,186,000	3,142,060
2.17%, 05/22/2032(d)	5,580,000	5,472,462
National Australia Bank Ltd. (Australia),
2.33%, 08/21/2030(c)	256,000	246,089
2.99%, 05/21/2031(c)	2,367,000	2,383,073
NatWest Group PLC (United Kingdom), 3.50%, 05/15/2023(d)	4,765,000	4,822,067
Nordea Bank Abp (Finland), 3.75%(c)(d)(e)	1,221,000	1,145,359
Royal Bank of Canada (Canada), 2.30%, 11/03/2031	3,907,000	3,931,488
Standard Chartered PLC (United Kingdom),
2.68%, 06/29/2032(c)(d)	4,011,000	3,919,012
3.27%, 02/18/2036(c)(d)	4,718,000	4,661,394
4.30%(c)(d)(e)	5,262,000	4,982,325
7.75%(c)(d)(e)	4,646,000	4,903,807
Sumitomo Mitsui Financial Group, Inc. (Japan),
1.47%, 07/08/2025	2,924,000	2,919,273
3.04%, 07/16/2029	4,139,000	4,342,267
2.14%, 09/23/2030(b)	6,872,000	6,627,542
Sumitomo Mitsui Trust Bank Ltd. (Japan), 1.35%, 09/16/2026(b)(c)	5,202,000	5,142,836
Turkiye Vakiflar Bankasi T.A.O. (Turkey), 5.50%, 10/01/2026(c)	3,672,000	3,420,468
U.S. Bancorp,
2.49%, 11/03/2036(d)	6,948,000	6,912,951
3.70%(b)(d)(e)	4,405,000	4,311,394
UniCredit S.p.A. (Italy),
1.98%, 06/03/2027(c)(d)	3,337,000	3,258,702
3.13%, 06/03/2032(c)(d)	2,828,000	2,803,266
Wells Fargo & Co.,
2.19%, 04/30/2026(d)	1,441,000	1,472,062
4.15%, 01/24/2029	3,575,000	3,996,938
3.07%, 04/30/2041(d)	2,050,000	2,111,198
5.38%, 11/02/2043	7,034,000	9,320,333
4.75%, 12/07/2046	1,829,000	2,315,991
Series BB, 3.90%(d)(e)	3,059,000	3,079,266
Westpac Banking Corp. (Australia),
2.67%, 11/15/2035(d)	101,000	99,115
3.13%, 11/18/2041	4,098,000	4,056,786
		348,204,173
Diversified Capital Markets–1.40%
Credit Suisse Group AG (Switzerland),
4.19%, 04/01/2031(c)(d)	2,792,000	3,072,674
4.50%(b)(c)(d)(e)	4,764,000	4,582,968
5.10%(b)(c)(d)(e)	4,230,000	4,198,698
5.25%(c)(d)(e)	4,357,000	4,433,248
7.13%(c)(d)(e)	3,667,000	3,750,204
7.25%(b)(c)(d)(e)	330,000	361,350
7.50%(c)(d)(e)	5,779,000	6,080,953
Macquarie Bank Ltd. (Australia), 6.13%(b)(c)(d)(e)	5,010,000	5,346,096
	Principal Amount	Value
Diversified Capital Markets–(continued)
UBS Group AG (Switzerland),
3.13%, 08/13/2030(c)(d)	$7,317,000	$7,682,051
4.38%(b)(c)(d)(e)	2,932,000	2,873,507
		42,381,749
Diversified Metals & Mining–0.79%
Corp. Nacional del Cobre de Chile (Chile), 3.15%, 01/15/2051(c)	1,214,000	1,125,293
FMG Resources August 2006 Pty. Ltd. (Australia), 4.38%, 04/01/2031(b)(c)	2,932,000	2,976,508
Rio Tinto Finance USA Ltd. (Australia), 2.75%, 11/02/2051	4,241,000	4,261,656
Teck Resources Ltd. (Canada),
6.13%, 10/01/2035	5,225,000	6,795,876
6.25%, 07/15/2041(b)	6,706,000	8,862,867
		24,022,200
Diversified REITs–0.91%
CubeSmart L.P.,
2.25%, 12/15/2028	1,103,000	1,108,017
2.50%, 02/15/2032	2,275,000	2,263,459
iStar, Inc.,
4.75%, 10/01/2024(b)	828,000	857,249
5.50%, 02/15/2026	191,000	197,459
Trust Fibra Uno (Mexico),
5.25%, 12/15/2024(b)(c)	4,124,000	4,471,880
5.25%, 01/30/2026(b)(c)	3,705,000	4,051,195
4.87%, 01/15/2030(c)	3,446,000	3,672,678
6.39%, 01/15/2050(b)(c)	9,390,000	10,845,262
		27,467,199
Drug Retail–0.11%
CK Hutchison International 21 Ltd. (United Kingdom), 2.50%, 04/15/2031(c)	270,000	274,867
CVS Pass-Through Trust,
6.04%, 12/10/2028	1,075,555	1,241,397
5.77%, 01/10/2033(c)	1,602,146	1,879,628
		3,395,892
Electric Utilities–2.72%
Alfa Desarrollo S.p.A. (Chile), 4.55%, 09/27/2051(c)	3,117,000	2,974,163
American Electric Power Co., Inc., 3.88%, 02/15/2062(d)	10,567,000	10,554,487
Commonwealth Edison Co., Series 127, 3.20%, 11/15/2049	3,835,000	4,146,659
Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(c)	3,016,000	3,105,424
Duke Energy Corp., 3.25%, 01/15/2082(d)	2,774,000	2,686,884
Duke Energy Progress LLC, 2.50%, 08/15/2050	9,356,000	8,776,737
Electricidad Firme de Mexico Holdings S.A. de C.V. (Mexico), 4.90%, 11/20/2026(c)	1,453,000	1,413,122
Electricite de France S.A. (France), 6.00%, 01/22/2114(c)	6,655,000	9,571,887
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Electric Utilities–(continued)
Enel Finance International N.V. (Italy), 2.88%, 07/12/2041(c)	$3,765,000	$3,636,393
Eversource Energy, Series R, 1.65%, 08/15/2030	88,000	82,661
Interconexion Electrica SA ESP (Colombia), 3.83%, 11/26/2033(c)	1,241,000	1,259,696
PacifiCorp, 2.90%, 06/15/2052	5,053,000	5,040,578
Southern Co. (The),
Series B, 4.00%, 01/15/2051(d)	13,886,000	14,146,363
5.50%, 03/15/2057(d)	10,730,000	10,781,101
Series 21-A, 3.75%, 09/15/2051(d)	2,353,000	2,331,823
Talen Energy Supply LLC, 7.63%, 06/01/2028(b)(c)	746,000	693,239
Vistra Operations Co. LLC,
5.63%, 02/15/2027(c)	180,000	185,112
5.00%, 07/31/2027(c)	324,000	327,930
4.38%, 05/01/2029(c)	605,000	594,760
		82,309,019
Electrical Components & Equipment–0.19%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	5,107,000	5,012,367
EnerSys,
5.00%, 04/30/2023(c)	476,000	492,134
4.38%, 12/15/2027(c)	107,000	110,522
		5,615,023
Electronic Components–1.04%
Corning, Inc., 5.45%, 11/15/2079	22,909,000	31,373,681
Electronic Equipment & Instruments–0.11%
Vontier Corp.,
2.40%, 04/01/2028(c)	200,000	195,696
2.95%, 04/01/2031(c)	3,230,000	3,195,762
		3,391,458
Electronic Manufacturing Services–0.24%
Jabil, Inc., 3.00%, 01/15/2031(b)	7,121,000	7,357,907
Environmental & Facilities Services–0.12%
Covanta Holding Corp., 5.00%, 09/01/2030	404,000	406,898
Covert Mergeco, Inc., 4.88%, 12/01/2029(c)	132,000	132,820
GFL Environmental, Inc. (Canada), 3.50%, 09/01/2028(c)	3,224,000	3,128,086
		3,667,804
Fertilizers & Agricultural Chemicals–0.10%
Consolidated Energy Finance S.A. (Switzerland), 5.63%, 10/15/2028(c)	294,000	280,620
OCI N.V. (Netherlands), 4.63%, 10/15/2025(c)	938,000	963,260
OCP S.A. (Morocco), 5.13%, 06/23/2051(c)	1,758,000	1,661,706
		2,905,586
	Principal Amount	Value
Financial Exchanges & Data–1.03%
B3 S.A. - Brasil, Bolsa, Balcao (Brazil), 4.13%, 09/20/2031(c)	$5,788,000	$5,375,663
Coinbase Global, Inc.,
3.38%, 10/01/2028(c)	1,543,000	1,452,912
3.63%, 10/01/2031(c)	2,000,000	1,858,330
Intercontinental Exchange, Inc., 1.85%, 09/15/2032	170,000	161,503
Moody’s Corp.,
2.00%, 08/19/2031	3,251,000	3,179,137
2.75%, 08/19/2041	3,802,000	3,755,374
5.25%, 07/15/2044	1,490,000	2,048,716
3.10%, 11/29/2061	6,831,000	6,851,896
MSCI, Inc.,
3.88%, 02/15/2031(c)	1,983,000	2,044,017
3.63%, 11/01/2031(c)	1,992,000	2,029,828
S&P Global, Inc., 1.25%, 08/15/2030(b)	2,395,000	2,256,813
		31,014,189
Food Distributors–0.15%
American Builders & Contractors Supply Co., Inc.,
4.00%, 01/15/2028(c)	512,000	517,476
3.88%, 11/15/2029(c)	3,991,000	3,922,295
		4,439,771
Food Retail–0.28%
Alimentation Couche-Tard, Inc. (Canada),
3.44%, 05/13/2041(b)(c)	1,552,000	1,612,886
3.63%, 05/13/2051(c)	4,322,000	4,641,576
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 02/15/2028(c)	1,045,000	1,059,317
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/2028(b)(c)	499,000	524,554
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc., 4.63%, 03/01/2029(c)	531,000	524,447
		8,362,780
Health Care Distributors–0.10%
McKesson Corp., 1.30%, 08/15/2026	2,956,000	2,893,332
Health Care Equipment–0.01%
Becton, Dickinson and Co., 2.82%, 05/20/2030	188,000	194,402
Health Care Facilities–0.54%
Encompass Health Corp., 4.50%, 02/01/2028(b)	506,000	512,019
HCA, Inc.,
5.00%, 03/15/2024	8,227,000	8,880,692
5.38%, 02/01/2025	242,000	264,264
5.25%, 04/15/2025	151,000	167,976
5.88%, 02/15/2026	166,000	186,277
5.38%, 09/01/2026	111,000	124,008
5.88%, 02/01/2029	216,000	253,806
3.50%, 09/01/2030	1,234,000	1,286,482
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Health Care Facilities–(continued)
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	$4,628,000	$4,539,769
		16,215,293
Health Care REITs–0.45%
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(c)	531,000	521,362
Diversified Healthcare Trust,
4.75%, 05/01/2024	257,000	263,034
9.75%, 06/15/2025	482,000	521,623
4.38%, 03/01/2031	268,000	251,276
Healthcare Trust of America Holdings L.P., 2.00%, 03/15/2031	2,506,000	2,367,920
MPT Operating Partnership L.P./MPT Finance Corp., 4.63%, 08/01/2029	2,064,000	2,157,799
Omega Healthcare Investors, Inc.,
3.38%, 02/01/2031	230,000	231,929
3.25%, 04/15/2033(b)	4,860,000	4,736,362
Welltower, Inc., 3.10%, 01/15/2030	2,424,000	2,550,074
		13,601,379
Health Care Services–0.91%
Cigna Corp.,
7.88%, 05/15/2027	4,839,000	6,295,227
4.38%, 10/15/2028	1,732,000	1,964,540
4.80%, 08/15/2038	4,925,000	6,045,392
CVS Health Corp., 1.30%, 08/21/2027(b)	3,659,000	3,522,338
DaVita, Inc.,
4.63%, 06/01/2030(c)	216,000	213,667
3.75%, 02/15/2031(b)(c)	862,000	800,798
Fresenius Medical Care US Finance III, Inc. (Germany), 1.88%, 12/01/2026(c)	2,929,000	2,899,563
Global Medical Response, Inc., 6.50%, 10/01/2025(c)	508,000	509,095
Piedmont Healthcare, Inc.,
Series 2032, 2.04%, 01/01/2032	1,567,000	1,527,771
Series 2042, 2.72%, 01/01/2042	1,513,000	1,495,768
2.86%, 01/01/2052(b)	1,729,000	1,732,875
RP Escrow Issuer LLC, 5.25%, 12/15/2025(b)(c)	500,000	494,515
		27,501,549
Health Care Supplies–0.91%
Mozart Debt Merger Sub, Inc., 3.88%, 04/01/2029(c)	27,700,000	27,395,715
Homebuilding–0.73%
Lennar Corp.,
4.75%, 11/15/2022	172,000	176,906
4.75%, 11/29/2027(b)	2,329,000	2,649,855
M.D.C. Holdings, Inc.,
3.85%, 01/15/2030	7,019,000	7,402,974
6.00%, 01/15/2043(b)	4,021,000	5,066,540
3.97%, 08/06/2061	6,207,000	6,039,535
	Principal Amount	Value
Homebuilding–(continued)
Taylor Morrison Communities, Inc., 6.63%, 07/15/2027(c)	$673,000	$706,324
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.88%, 04/15/2023(c)	57,000	59,193
		22,101,327
Hotels, Resorts & Cruise Lines–0.33%
Carnival Corp.,
10.50%, 02/01/2026(c)	150,000	171,211
5.75%, 03/01/2027(b)(c)	295,000	288,960
Expedia Group, Inc.,
3.60%, 12/15/2023	2,632,000	2,745,538
4.63%, 08/01/2027	4,071,000	4,551,572
2.95%, 03/15/2031	185,000	187,011
Hilton Domestic Operating Co., Inc., 3.63%, 02/15/2032(c)	1,980,000	1,925,075
		9,869,367
Hypermarkets & Super Centers–0.27%
Walmart, Inc., 6.50%, 08/15/2037	5,323,000	8,206,607
Independent Power Producers & Energy Traders–0.60%
AES Corp. (The),
1.38%, 01/15/2026	2,779,000	2,700,843
2.45%, 01/15/2031	4,925,000	4,827,955
Calpine Corp., 3.75%, 03/01/2031(c)	4,464,000	4,260,709
Clearway Energy Operating LLC,
4.75%, 03/15/2028(c)	589,000	620,317
3.75%, 02/15/2031(c)	443,000	438,586
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Spain), 5.38%, 12/30/2030(c)	5,671,000	5,308,623
		18,157,033
Industrial Conglomerates–0.48%
Bidvest Group UK PLC (The) (South Africa), 3.63%, 09/23/2026(c)	2,813,000	2,787,162
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035	2,111,000	2,553,870
General Electric Co., 5.55%, 01/05/2026	7,864,000	9,183,530
		14,524,562
Industrial Machinery–0.24%
EnPro Industries, Inc., 5.75%, 10/15/2026	489,000	511,357
Flowserve Corp., 2.80%, 01/15/2032(b)	3,672,000	3,619,608
Mueller Water Products, Inc., 4.00%, 06/15/2029(c)	518,000	518,601
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(c)	66,000	65,934
Weir Group PLC (The) (United Kingdom), 2.20%, 05/13/2026(c)	2,501,000	2,478,675
		7,194,175
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Industrial REITs–0.08%
Lexington Realty Trust, 2.38%, 10/01/2031	$2,523,000	$2,426,233
Insurance Brokers–0.09%
Arthur J. Gallagher & Co., 3.50%, 05/20/2051	2,426,000	2,617,549
Integrated Oil & Gas–1.89%
BP Capital Markets America, Inc.,
3.06%, 06/17/2041	5,454,000	5,509,984
2.77%, 11/10/2050	5,792,000	5,484,482
2.94%, 06/04/2051	5,192,000	5,065,633
3.00%, 03/17/2052	4,949,000	4,865,009
BP Capital Markets PLC (United Kingdom), 4.38%(d)(e)	2,431,000	2,546,473
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(c)	3,004,000	3,057,482
Lukoil Capital DAC (Russia),
2.80%, 04/26/2027(c)	4,204,000	4,161,006
3.60%, 10/26/2031(c)	4,312,000	4,217,149
Occidental Petroleum Corp.,
5.55%, 03/15/2026	322,000	344,959
8.50%, 07/15/2027	87,000	105,764
6.13%, 01/01/2031(b)	305,000	355,889
6.20%, 03/15/2040	233,000	276,691
4.10%, 02/15/2047	315,000	300,849
Petroleos Mexicanos (Mexico), 6.88%, 08/04/2026	110,000	116,857
Qatar Energy (Qatar),
3.13%, 07/12/2041(c)	1,260,000	1,266,369
3.30%, 07/12/2051(c)	3,664,000	3,753,988
SA Global Sukuk Ltd. (Saudi Arabia), 1.60%, 06/17/2026(c)	1,803,000	1,777,358
Saudi Arabian Oil Co. (Saudi Arabia), 4.38%, 04/16/2049(c)	2,407,000	2,765,128
Shell International Finance B.V. (Netherlands),
2.88%, 11/26/2041	5,571,000	5,616,107
3.00%, 11/26/2051	5,571,000	5,688,659
		57,275,836
Integrated Telecommunication Services–3.01%
Altice France S.A. (France),
8.13%, 02/01/2027(c)	472,000	503,961
5.13%, 07/15/2029(c)	253,000	240,982
5.50%, 10/15/2029(c)	325,000	314,259
AT&T, Inc.,
1.29% (3 mo. USD LIBOR + 1.18%), 06/12/2024(g)	2,832,000	2,887,984
2.55%, 12/01/2033	200,000	193,495
3.10%, 02/01/2043	4,727,000	4,572,661
3.50%, 09/15/2053	9,113,000	9,221,821
3.55%, 09/15/2055	11,641,000	11,724,327
3.65%, 09/15/2059	242,000	245,445
3.50%, 02/01/2061	3,032,000	2,996,459
British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081(c)(d)	6,220,000	6,179,881
IHS Holding Ltd. (Nigeria),
5.63%, 11/29/2026(c)	2,169,000	2,164,120
6.25%, 11/29/2028(c)	1,677,000	1,671,759
	Principal Amount	Value
Integrated Telecommunication Services–(continued)
Iliad Holding S.A.S. (France),
6.50%, 10/15/2026(b)(c)	$750,000	$768,349
7.00%, 10/15/2028(b)(c)	300,000	307,125
Level 3 Financing, Inc., 3.75%, 07/15/2029(b)(c)	1,285,000	1,195,500
NBN Co. Ltd. (Australia),
1.63%, 01/08/2027(c)	5,452,000	5,370,390
2.63%, 05/05/2031(c)	4,649,000	4,704,946
2.50%, 01/08/2032(c)	2,694,000	2,691,083
Telefonica Emisiones S.A. (Spain), 7.05%, 06/20/2036	2,562,000	3,681,503
Verizon Communications, Inc.,
1.75%, 01/20/2031(b)	3,458,000	3,278,405
2.55%, 03/21/2031	2,150,000	2,174,684
2.36%, 03/15/2032(c)	4,121,000	4,082,377
4.81%, 03/15/2039	2,028,000	2,537,393
2.65%, 11/20/2040	2,281,000	2,180,542
3.40%, 03/22/2041	2,175,000	2,314,826
2.88%, 11/20/2050	3,465,000	3,383,931
3.00%, 11/20/2060	6,238,000	5,992,639
3.70%, 03/22/2061	3,045,000	3,370,675
		90,951,522
Interactive Home Entertainment–0.82%
Electronic Arts, Inc.,
1.85%, 02/15/2031	4,900,000	4,686,708
2.95%, 02/15/2051	4,631,000	4,505,471
ROBLOX Corp., 3.88%, 05/01/2030(c)	5,757,000	5,781,007
WMG Acquisition Corp.,
3.75%, 12/01/2029(c)	7,185,000	7,142,465
3.00%, 02/15/2031(b)(c)	2,963,000	2,795,190
		24,910,841
Interactive Media & Services–1.01%
Alphabet, Inc.,
1.90%, 08/15/2040	2,354,000	2,160,507
2.25%, 08/15/2060	4,108,000	3,746,218
Audacy Capital Corp., 6.75%, 03/31/2029(b)(c)	501,000	491,343
Baidu, Inc. (China),
3.08%, 04/07/2025(b)	1,175,000	1,225,279
1.72%, 04/09/2026	1,255,000	1,246,485
Match Group Holdings II LLC,
5.63%, 02/15/2029(c)	4,618,000	4,950,588
3.63%, 10/01/2031(c)	2,162,000	2,041,490
Scripps Escrow II, Inc., 3.88%, 01/15/2029(c)	515,000	512,721
Tencent Holdings Ltd. (China),
1.81%, 01/26/2026(b)(c)	1,509,000	1,511,875
3.60%, 01/19/2028(c)	4,305,000	4,602,421
3.93%, 01/19/2038(b)(c)	3,137,000	3,403,366
Twitter, Inc., 3.88%, 12/15/2027(b)(c)	4,527,000	4,728,814
		30,621,107
Internet & Direct Marketing Retail–0.41%
Alibaba Group Holding Ltd. (China), 3.15%, 02/09/2051(b)	3,700,000	3,557,375
Amazon.com, Inc., 3.10%, 05/12/2051	4,847,000	5,246,266
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Internet & Direct Marketing Retail–(continued)
Meituan (China), 2.13%, 10/28/2025(b)(c)	$3,055,000	$2,936,138
QVC, Inc., 5.45%, 08/15/2034	724,000	718,584
		12,458,363
Internet Services & Infrastructure–0.52%
Twilio, Inc.,
3.63%, 03/15/2029(b)	2,928,000	2,949,989
3.88%, 03/15/2031	3,079,000	3,062,204
VeriSign, Inc., 2.70%, 06/15/2031	2,682,000	2,710,872
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/2029(c)	7,289,000	7,140,942
		15,864,007
Investment Banking & Brokerage–3.25%
Brookfield Finance I (UK) PLC (Canada), 2.34%, 01/30/2032	4,004,000	3,918,741
Brookfield Finance, Inc. (Canada), 2.72%, 04/15/2031	229,000	232,710
Cantor Fitzgerald L.P., 6.50%, 06/17/2022(c)	2,962,000	3,052,409
Charles Schwab Corp. (The),
Series E, 4.63%(d)(e)	4,078,000	4,103,488
Series G, 5.38%(d)(e)	231,000	250,427
Goldman Sachs Group, Inc. (The),
0.63% (SOFR + 0.58%), 03/08/2024(g)	6,793,000	6,801,425
3.50%, 04/01/2025	3,095,000	3,283,958
0.84% (SOFR + 0.79%), 12/09/2026(g)	6,834,000	6,826,261
1.09%, 12/09/2026(d)	3,356,000	3,265,002
0.86% (SOFR + 0.81%), 03/09/2027(g)	9,583,000	9,611,291
0.97% (SOFR + 0.92%), 10/21/2027(g)	2,047,000	2,060,292
1.95%, 10/21/2027(d)	3,284,000	3,278,315
1.99%, 01/27/2032(d)	3,225,000	3,089,995
2.38%, 07/21/2032(b)(d)	3,111,000	3,054,730
2.65%, 10/21/2032(d)	3,987,000	3,999,374
6.75%, 10/01/2037	4,213,000	5,955,486
2.91%, 07/21/2042(d)	2,469,000	2,463,439
4.80%, 07/08/2044	3,827,000	4,905,722
Series T, 3.80%(d)(e)	146,000	142,598
Series V, 4.13%(d)(e)	2,539,000	2,511,706
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, 01/23/2030	3,464,000	3,857,082
Morgan Stanley,
2.19%, 04/28/2026(d)	2,487,000	2,538,562
3.62%, 04/01/2031(d)	2,970,000	3,244,772
2.24%, 07/21/2032(b)(d)	5,137,000	5,037,985
2.51%, 10/20/2032(d)	2,477,000	2,487,188
2.48%, 09/16/2036(d)	3,314,000	3,209,334
NFP Corp., 4.88%, 08/15/2028(c)	202,000	199,256
Nomura Holdings, Inc. (Japan), 2.61%, 07/14/2031	2,496,000	2,462,020
	Principal Amount	Value
Investment Banking & Brokerage–(continued)
Raymond James Financial, Inc., 3.75%, 04/01/2051	$2,100,000	$2,379,404
		98,222,972
IT Consulting & Other Services–0.19%
DXC Technology Co., 2.38%, 09/15/2028	4,882,000	4,770,647
Gartner, Inc.,
4.50%, 07/01/2028(c)	740,000	770,088
3.63%, 06/15/2029(c)	253,000	251,816
		5,792,551
Leisure Facilities–0.01%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/2024	247,000	249,852
Life & Health Insurance–2.91%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027(b)	6,076,000	6,924,848
Athene Global Funding,
1.20%, 10/13/2023(c)	4,732,000	4,757,278
2.50%, 01/14/2025(c)	3,077,000	3,169,998
1.45%, 01/08/2026(c)	2,388,000	2,358,862
Athene Holding Ltd.,
4.13%, 01/12/2028(b)	6,413,000	7,039,463
6.15%, 04/03/2030(b)	3,315,000	4,112,911
3.95%, 05/25/2051	757,000	856,078
Brighthouse Financial, Inc.,
4.70%, 06/22/2047(b)	1,923,000	2,156,754
3.85%, 12/22/2051	5,891,000	5,781,824
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(c)	13,992,000	14,262,465
F&G Global Funding, 2.00%, 09/20/2028(c)	4,734,000	4,622,182
GA Global Funding Trust, 1.95%, 09/15/2028(c)	5,733,000	5,627,252
MAG Mutual Holding Co., 4.75%, 04/30/2041(h)	11,777,000	11,894,059
Maple Grove Funding Trust I, 4.16%, 08/15/2051(c)	4,737,000	5,032,003
MetLife, Inc., Series D, 5.88%(d)(e)	300,000	345,979
Nationwide Financial Services, Inc., 3.90%, 11/30/2049(c)	3,022,000	3,595,328
Pacific LifeCorp, 3.35%, 09/15/2050(c)	3,207,000	3,497,049
Prudential Financial, Inc., 3.91%, 12/07/2047	1,789,000	2,116,449
		88,150,782
Life Sciences Tools & Services–0.08%
Illumina, Inc., 2.55%, 03/23/2031	2,424,000	2,435,454
Managed Health Care–0.45%
Centene Corp.,
4.63%, 12/15/2029	526,000	563,591
3.38%, 02/15/2030	320,000	322,700
2.50%, 03/01/2031	6,080,000	5,836,800
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Managed Health Care–(continued)
Kaiser Foundation Hospitals,
Series 2021, 2.81%, 06/01/2041	$3,275,000	$3,350,278
3.00%, 06/01/2051	3,415,000	3,607,585
		13,680,954
Metal & Glass Containers–0.11%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/2028(b)(c)	600,000	580,119
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 04/30/2025(c)	489,000	504,117
Ball Corp., 5.25%, 07/01/2025	359,000	395,404
Silgan Holdings, Inc., 1.40%, 04/01/2026(b)(c)	1,819,000	1,770,897
		3,250,537
Movies & Entertainment–0.18%
Netflix, Inc.,
5.88%, 11/15/2028	1,017,000	1,218,813
5.38%, 11/15/2029(c)	252,000	298,509
Tencent Music Entertainment Group (China),
1.38%, 09/03/2025	1,560,000	1,517,848
2.00%, 09/03/2030	2,480,000	2,331,899
		5,367,069
Multi-line Insurance–0.53%
Allianz SE (Germany), 3.20%(c)(d)(e)	2,807,000	2,632,405
American International Group, Inc., 4.50%, 07/16/2044	2,021,000	2,479,256
Fairfax Financial Holdings Ltd. (Canada),
4.85%, 04/17/2028	2,691,000	3,044,912
4.63%, 04/29/2030	3,549,000	3,988,395
Nationwide Mutual Insurance Co., 4.95%, 04/22/2044(c)	3,068,000	3,771,750
		15,916,718
Multi-Utilities–0.09%
Dominion Energy, Inc., Series C, 2.25%, 08/15/2031	354,000	347,715
WEC Energy Group, Inc., 1.38%, 10/15/2027	2,424,000	2,348,806
		2,696,521
Office REITs–0.84%
Alexandria Real Estate Equities, Inc.,
3.95%, 01/15/2027(b)	2,442,000	2,667,223
1.88%, 02/01/2033	12,159,000	11,464,760
Highwoods Realty L.P., 2.60%, 02/01/2031	2,006,000	2,009,014
Office Properties Income Trust,
4.50%, 02/01/2025	5,007,000	5,304,091
2.65%, 06/15/2026	820,000	817,866
2.40%, 02/01/2027	3,291,000	3,203,955
		25,466,909
Oil & Gas Drilling–0.09%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(c)	523,000	542,262
	Principal Amount	Value
Oil & Gas Drilling–(continued)
Nabors Industries, Inc., 7.38%, 05/15/2027(c)	$76,000	$74,627
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(c)	405,000	402,975
Precision Drilling Corp. (Canada), 6.88%, 01/15/2029(c)	395,000	385,135
Rockies Express Pipeline LLC,
4.80%, 05/15/2030(c)	430,000	446,243
6.88%, 04/15/2040(c)	339,000	378,929
Valaris Ltd.,
12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(c)(i)	182,000	188,801
Series 1145, 12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(i)	342,000	354,781
		2,773,753
Oil & Gas Equipment & Services–0.28%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027(b)	3,111,000	3,326,097
Bristow Group, Inc., 6.88%, 03/01/2028(c)	761,000	768,610
Petrofac Ltd. (United Kingdom), 9.75%, 11/15/2026(c)	3,852,000	3,861,784
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	485,000	498,553
		8,455,044
Oil & Gas Exploration & Production–1.64%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(c)	1,046,000	1,108,530
Callon Petroleum Co., 8.00%, 08/01/2028(b)(c)	501,000	491,363
Cameron LNG LLC,
3.30%, 01/15/2035(c)	3,791,000	4,008,368
3.40%, 01/15/2038(c)	4,084,000	4,276,060
Civitas Resources, Inc., 5.00%, 10/15/2026(c)	534,000	528,660
ConocoPhillips, 2.40%, 02/15/2031(c)	66,000	66,614
Continental Resources, Inc.,
2.27%, 11/15/2026(c)	1,484,000	1,467,965
2.88%, 04/01/2032(c)	1,856,000	1,800,348
Devon Energy Corp., 5.25%, 10/15/2027(c)	8,470,000	8,954,922
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
2.16%, 03/31/2034(c)	3,520,000	3,430,155
2.94%, 09/30/2040(c)	5,170,000	5,114,860
Gazprom PJSC via Gaz Finance PLC (Russia), 2.95%, 01/27/2029(c)	7,070,000	6,749,658
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.25%, 05/15/2026	255,000	246,213
8.00%, 01/15/2027	546,000	542,612
7.75%, 02/01/2028	304,000	297,935
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 11/01/2028(c)	482,000	490,314
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Lundin Energy Finance B.V. (Netherlands),
2.00%, 07/15/2026(c)	$2,566,000	$2,551,228
3.10%, 07/15/2031(c)	2,566,000	2,596,186
Murphy Oil Corp.,
6.38%, 07/15/2028(b)	2,418,000	2,498,024
6.38%, 12/01/2042	180,000	177,295
Northern Oil and Gas, Inc., 8.13%, 03/01/2028(c)	811,000	841,883
Ovintiv Exploration, Inc., 5.63%, 07/01/2024	314,000	341,829
Rockcliff Energy II LLC, 5.50%, 10/15/2029(c)	540,000	545,897
SM Energy Co., 10.00%, 01/15/2025(b)(c)	509,000	557,582
		49,684,501
Oil & Gas Refining & Marketing–0.37%
Parkland Corp. (Canada), 4.50%, 10/01/2029(c)	1,951,000	1,920,672
Petronas Capital Ltd. (Malaysia),
2.48%, 01/28/2032(c)	2,247,000	2,250,843
3.40%, 04/28/2061(c)	6,289,000	6,514,272
Weatherford International Ltd., 6.50%, 09/15/2028(c)	505,000	519,524
		11,205,311
Oil & Gas Storage & Transportation–6.77%
Boardwalk Pipelines L.P., 3.40%, 02/15/2031	3,051,000	3,168,408
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/2039(c)	3,293,000	3,246,006
CNX Midstream Partners L.P., 4.75%, 04/15/2030(c)	542,000	534,623
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032	1,651,000	2,372,631
Enbridge, Inc. (Canada),
1.60%, 10/04/2026	1,950,000	1,923,961
3.40%, 08/01/2051	1,965,000	2,017,906
Energy Transfer L.P.,
5.88%, 01/15/2024	508,000	547,712
2.90%, 05/15/2025	3,888,000	4,014,575
3.75%, 05/15/2030	6,573,000	6,929,397
4.90%, 03/15/2035	10,456,000	11,945,876
5.00%, 05/15/2050	7,012,000	8,068,826
Series A, 6.25%(d)(e)	342,000	305,235
Enterprise Products Operating LLC,
3.13%, 07/31/2029	350,000	371,386
4.80%, 02/01/2049	2,119,000	2,599,759
4.20%, 01/31/2050	2,492,000	2,816,247
3.70%, 01/31/2051	12,024,000	12,716,151
3.30%, 02/15/2053	2,708,000	2,708,464
Series D, 6.88%, 03/01/2033	2,379,000	3,274,214
4.88%, 08/16/2077(d)	10,130,000	9,751,612
Hess Midstream Operations L.P., 5.63%, 02/15/2026(c)	729,000	746,522
Kinder Morgan Energy Partners L.P., 4.30%, 05/01/2024(b)	1,907,000	2,026,048
	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Kinder Morgan, Inc.,
7.80%, 08/01/2031(b)	$16,532,000	$23,186,601
7.75%, 01/15/2032	17,101,000	24,158,361
3.25%, 08/01/2050(b)	13,265,000	12,572,109
MPLX L.P.,
1.75%, 03/01/2026	3,316,000	3,283,799
4.80%, 02/15/2029	2,106,000	2,391,445
4.70%, 04/15/2048	2,488,000	2,874,073
5.50%, 02/15/2049	3,374,000	4,268,934
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026	357,000	297,684
NGPL PipeCo LLC, 7.77%, 12/15/2037(c)	11,817,000	16,871,092
Northern Natural Gas Co., 3.40%, 10/16/2051(c)	2,266,000	2,393,353
Oasis Midstream Partners L.P./OMP Finance Corp., 8.00%, 04/01/2029(c)	838,000	893,740
ONEOK Partners L.P., 6.85%, 10/15/2037	3,766,000	5,120,282
ONEOK, Inc., 6.35%, 01/15/2031(b)	5,111,000	6,431,392
Plains All American Pipeline L.P., Series B, 6.13%(d)(e)	385,000	327,007
Plains All American Pipeline L.P./PAA Finance Corp., 3.55%, 12/15/2029	200,000	207,515
Sunoco L.P./Sunoco Finance Corp., 5.88%, 03/15/2028	723,000	757,035
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 5.50%, 01/15/2028(c)	562,000	550,117
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.88%, 04/15/2026	677,000	702,530
5.00%, 01/15/2028	201,000	208,049
5.50%, 03/01/2030	63,000	68,623
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/2033(c)	3,751,000	3,767,411
Williams Cos., Inc. (The),
4.55%, 06/24/2024	399,000	428,883
3.50%, 11/15/2030(b)	1,937,000	2,058,101
2.60%, 03/15/2031	6,059,000	6,020,402
3.50%, 10/15/2051(b)	2,896,000	2,950,127
		204,874,224
Other Diversified Financial Services–3.32%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
4.50%, 09/15/2023	2,950,000	3,108,686
2.45%, 10/29/2026	5,242,000	5,258,198
3.00%, 10/29/2028	3,386,000	3,412,185
3.30%, 01/30/2032	4,034,000	4,067,872
3.40%, 10/29/2033	4,342,000	4,375,151
3.85%, 10/29/2041	4,112,000	4,248,398
Aragvi Finance International DAC (Moldova), 8.45%, 04/29/2026(c)	401,000	411,931
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Other Diversified Financial Services–(continued)
Avolon Holdings Funding Ltd. (Ireland),
2.13%, 02/21/2026(c)	$3,099,000	$3,035,914
4.25%, 04/15/2026(c)	1,944,000	2,077,050
2.75%, 02/21/2028(b)(c)	3,580,000	3,511,539
Blackstone Holdings Finance Co. LLC,
1.60%, 03/30/2031(c)	2,787,000	2,629,552
2.80%, 09/30/2050(c)	2,080,000	2,029,559
Blackstone Private Credit Fund,
1.75%, 09/15/2024(c)	1,148,000	1,134,888
2.35%, 11/22/2024(c)	3,526,000	3,528,172
2.63%, 12/15/2026(c)	7,986,000	7,767,494
3.25%, 03/15/2027(c)	4,261,000	4,263,059
Blackstone Secured Lending Fund,
2.75%, 09/16/2026	7,027,000	7,047,785
2.13%, 02/15/2027(b)(c)	4,255,000	4,128,768
2.85%, 09/30/2028(c)	2,474,000	2,401,258
Blue Owl Finance LLC, 3.13%, 06/10/2031(c)	4,070,000	3,995,378
Carlyle Finance LLC, 5.65%, 09/15/2048(c)	360,000	506,075
Fuqing Investment Management Ltd. (China), 4.00%, 06/12/2022(c)	450,000	447,951
GE Capital Funding LLC, 4.40%, 05/15/2030	2,812,000	3,345,659
Jane Street Group / JSG Finance, Inc., 4.50%, 11/15/2029(c)	539,000	538,981
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/2050(c)	2,103,000	2,255,837
LSEGA Financing PLC (United Kingdom),
1.38%, 04/06/2026(c)	2,907,000	2,865,755
2.00%, 04/06/2028(c)	2,683,000	2,666,865
2.50%, 04/06/2031(c)	1,634,000	1,650,596
3.20%, 04/06/2041(c)	2,238,000	2,328,610
Pershing Square Holdings Ltd. (Guernsey),
3.25%, 11/15/2030(c)	4,800,000	4,853,045
3.25%, 10/01/2031(c)	6,400,000	6,431,251
		100,323,462
Packaged Foods & Meats–0.72%
General Mills, Inc., 2.25%, 10/14/2031(b)	1,812,000	1,791,615
JBS Finance Luxembourg S.a.r.l., 3.63%, 01/15/2032(c)	3,156,000	3,131,715
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 04/15/2029(b)(c)	466,000	511,293
JDE Peet’s N.V. (Netherlands),
1.38%, 01/15/2027(c)	2,419,000	2,355,210
2.25%, 09/24/2031(c)	1,957,000	1,912,601
Kraft Heinz Foods Co. (The),
6.88%, 01/26/2039	340,000	498,483
5.00%, 06/04/2042	352,000	430,364
4.38%, 06/01/2046(b)	472,000	546,975
5.50%, 06/01/2050	540,000	733,600
Minerva Luxembourg S.A. (Brazil), 4.38%, 03/18/2031(c)	10,531,000	9,938,631
		21,850,487
	Principal Amount	Value
Paper Packaging–0.66%
Berry Global, Inc., 1.65%, 01/15/2027	$17,964,000	$17,516,337
Sealed Air Corp., 1.57%, 10/15/2026(c)	2,461,000	2,400,765
		19,917,102
Paper Products–0.26%
Georgia-Pacific LLC, 2.10%, 04/30/2027(c)	2,954,000	3,005,829
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(c)	1,493,000	1,542,560
Suzano Austria GmbH (Brazil),
2.50%, 09/15/2028	1,519,000	1,418,761
3.13%, 01/15/2032	2,139,000	1,997,131
		7,964,281
Pharmaceuticals–0.27%
Bausch Health Cos., Inc.,
6.13%, 04/15/2025(c)	153,000	154,733
9.00%, 12/15/2025(c)	202,000	211,127
5.75%, 08/15/2027(c)	500,000	510,273
Mayo Clinic, Series 2021, 3.20%, 11/15/2061	2,444,000	2,708,833
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(c)	785,000	792,615
Royalty Pharma PLC,
2.20%, 09/02/2030	82,000	79,191
2.15%, 09/02/2031	1,690,000	1,610,074
Viatris, Inc., 3.85%, 06/22/2040	2,102,000	2,243,557
		8,310,403
Property & Casualty Insurance–0.84%
Assured Guaranty US Holdings, Inc., 3.60%, 09/15/2051	1,673,000	1,795,702
Chubb INA Holdings, Inc.,
2.85%, 12/15/2051	1,075,000	1,096,870
3.05%, 12/15/2061	2,440,000	2,518,017
Fidelity National Financial, Inc.,
3.40%, 06/15/2030	2,520,000	2,679,138
3.20%, 09/17/2051	1,699,000	1,688,238
First American Financial Corp., 2.40%, 08/15/2031	3,124,000	3,044,130
Stewart Information Services Corp., 3.60%, 11/15/2031	3,728,000	3,794,903
W.R. Berkley Corp.,
4.00%, 05/12/2050	2,106,000	2,473,301
3.55%, 03/30/2052	3,137,000	3,476,436
3.15%, 09/30/2061	2,926,000	2,883,000
		25,449,735
Railroads–1.55%
Canadian Pacific Railway Co. (Canada),
1.75%, 12/02/2026	2,972,000	2,975,430
2.45%, 12/02/2031	1,925,000	1,949,954
3.00%, 12/02/2041	1,657,000	1,688,994
3.10%, 12/02/2051	6,031,000	6,212,893
6.13%, 09/15/2115	16,006,000	24,264,895
Empresa de los Ferrocarriles del Estado (Chile), 3.83%, 09/14/2061(c)	3,030,000	2,932,737
Norfolk Southern Corp., 3.40%, 11/01/2049	3,192,000	3,507,110
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Railroads–(continued)
Union Pacific Corp., 2.15%, 02/05/2027(b)	$3,379,000	$3,465,138
		46,997,151
Real Estate Development–0.94%
Agile Group Holdings Ltd. (China),
5.75%, 01/02/2025(c)	200,000	135,500
5.50%, 04/21/2025(c)	1,950,000	1,223,625
6.05%, 10/13/2025(c)	1,493,000	936,857
5.50%, 05/17/2026(c)	376,000	235,940
Arabian Centres Sukuk II Ltd. (Saudi Arabia), 5.63%, 10/07/2026(c)	5,002,000	4,861,594
Country Garden Holdings Co. Ltd. (China),
5.63%, 12/15/2021(c)(j)	676,000	640,467
7.13%, 01/27/2022(c)	1,487,000	1,486,926
4.75%, 07/25/2022(c)	2,091,000	2,049,180
5.40%, 05/27/2025(c)	614,000	590,931
3.13%, 10/22/2025(c)	1,730,000	1,548,049
Essential Properties L.P., 2.95%, 07/15/2031	2,919,000	2,916,368
Greentown China Holdings Ltd. (China), 4.70%, 04/29/2025(c)	899,000	871,599
Logan Group Co. Ltd. (China),
7.50%, 08/25/2022(c)	426,000	419,610
4.25%, 07/12/2025(c)	961,000	855,290
Piedmont Operating Partnership L.P., 3.15%, 08/15/2030	2,412,000	2,491,009
Shimao Group Holdings Ltd. (China), 4.75%, 07/03/2022(c)	1,610,000	1,324,294
Sino-Ocean Land Treasure Finance I Ltd. (China), 6.00%, 07/30/2024(c)	2,915,000	2,884,722
Sino-Ocean Land Treasure IV Ltd. (China),
5.25%, 04/30/2022(c)	728,000	720,848
3.25%, 05/05/2026(c)	2,470,000	2,283,286
		28,476,095
Regional Banks–2.01%
Citizens Financial Group, Inc.,
2.50%, 02/06/2030	3,266,000	3,323,887
3.25%, 04/30/2030	210,000	223,710
Series G, 4.00%(d)(e)	3,379,000	3,336,763
Fifth Third Bancorp,
4.30%, 01/16/2024	2,442,000	2,595,753
2.38%, 01/28/2025	6,873,000	7,084,245
2.55%, 05/05/2027	2,107,000	2,180,330
Huntington Bancshares, Inc., 2.49%, 08/15/2036(c)(d)	2,700,000	2,601,027
KeyCorp, 2.25%, 04/06/2027	4,748,000	4,856,148
M&T Bank Corp., 3.50%(d)(e)	3,043,000	2,943,342
SVB Financial Group,
2.10%, 05/15/2028	2,299,000	2,296,273
1.80%, 02/02/2031(b)	4,472,000	4,245,794
Series C, 4.00%(b)(d)(e)	6,884,000	6,863,692
Series D, 4.25%(d)(e)	7,204,000	7,172,482
Series E, 4.70%(d)(e)	4,585,000	4,610,791
	Principal Amount	Value
Regional Banks–(continued)
Synovus Financial Corp., 3.13%, 11/01/2022	$2,271,000	$2,308,109
Zions Bancorporation N.A., 3.25%, 10/29/2029	3,884,000	4,068,014
		60,710,360
Reinsurance–0.73%
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	3,129,000	3,133,581
Global Atlantic Fin Co.,
4.40%, 10/15/2029(c)	9,117,000	9,970,532
3.13%, 06/15/2031(c)	2,231,000	2,240,228
4.70%, 10/15/2051(c)(d)	6,477,000	6,635,469
		21,979,810
Renewable Electricity–0.10%
Adani Green Energy Ltd. (India), 4.38%, 09/08/2024(c)	3,156,000	3,180,404
Research & Consulting Services–0.02%
Dun & Bradstreet Corp. (The),
6.88%, 08/15/2026(c)	455,000	472,722
10.25%, 02/15/2027(c)	34,000	36,259
		508,981
Residential REITs–0.64%
American Campus Communities Operating Partnership L.P., 2.25%, 01/15/2029	2,067,000	2,050,375
American Homes 4 Rent L.P.,
2.38%, 07/15/2031	840,000	832,120
3.38%, 07/15/2051	825,000	855,594
Invitation Homes Operating Partnership L.P.,
2.30%, 11/15/2028	1,257,000	1,248,092
2.70%, 01/15/2034	3,573,000	3,535,676
Mid-America Apartments L.P., 2.88%, 09/15/2051	837,000	834,998
Spirit Realty L.P.,
3.40%, 01/15/2030	4,744,000	4,973,809
2.70%, 02/15/2032	352,000	351,568
Sun Communities Operating L.P.,
2.30%, 11/01/2028	1,237,000	1,235,650
2.70%, 07/15/2031	883,000	885,479
UDR, Inc., 3.00%, 08/15/2031	2,553,000	2,663,637
		19,466,998
Restaurants–0.18%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(c)	4,019,000	3,846,766
Aramark Services, Inc., 5.00%, 04/01/2025(c)	515,000	522,419
IRB Holding Corp., 6.75%, 02/15/2026(c)	690,000	701,730
Papa John’s International, Inc., 3.88%, 09/15/2029(c)	541,000	530,899
		5,601,814
Retail REITs–1.13%
Agree L.P., 2.60%, 06/15/2033	2,661,000	2,632,080
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Retail REITs–(continued)
Brixmor Operating Partnership L.P.,
4.05%, 07/01/2030	$2,756,000	$3,032,547
2.50%, 08/16/2031	2,017,000	1,966,756
Kimco Realty Corp.,
1.90%, 03/01/2028	4,118,000	4,070,684
2.70%, 10/01/2030	2,360,000	2,426,549
2.25%, 12/01/2031	2,020,000	1,967,341
Kite Realty Group Trust, 4.75%, 09/15/2030	2,536,000	2,815,830
National Retail Properties, Inc., 3.50%, 04/15/2051	3,147,000	3,379,595
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(c)	246,000	257,796
Realty Income Corp.,
2.20%, 06/15/2028	1,935,000	1,954,384
3.25%, 01/15/2031	3,028,000	3,259,055
Regency Centers L.P., 4.13%, 03/15/2028	2,143,000	2,390,479
Simon Property Group L.P., 1.38%, 01/15/2027(b)	4,138,000	4,054,712
		34,207,808
Security & Alarm Services–0.01%
Brink’s Co. (The), 4.63%, 10/15/2027(c)	201,000	205,461
Semiconductor Equipment–0.01%
NXP B.V./NXP Funding LLC/NXP USA, Inc. (China), 3.40%, 05/01/2030(c)	289,000	308,625
Semiconductors–1.34%
Broadcom, Inc.,
2.45%, 02/15/2031(c)	2,566,000	2,471,650
3.47%, 04/15/2034(c)	8,846,000	9,123,321
3.14%, 11/15/2035(c)	2,607,000	2,565,236
3.19%, 11/15/2036(c)	7,874,000	7,761,158
Marvell Technology, Inc., 2.95%, 04/15/2031	6,152,000	6,293,602
Micron Technology, Inc.,
4.98%, 02/06/2026	1,819,000	2,034,906
4.19%, 02/15/2027	5,500,000	6,028,742
2.70%, 04/15/2032	2,593,000	2,607,806
3.37%, 11/01/2041	1,489,000	1,502,215
Skyworks Solutions, Inc., 3.00%, 06/01/2031	125,000	126,907
		40,515,543
Soft Drinks–0.07%
Coca-Cola Europacific Partners PLC (United Kingdom), 1.50%, 01/15/2027(c)	1,890,000	1,861,147
Coca-Cola FEMSA S.A.B. de C.V. (Mexico), 1.85%, 09/01/2032	155,000	147,032
		2,008,179
Sovereign Debt–2.32%
Banque Ouest Africaine de Developpement (Supranational), 5.00%, 07/27/2027(c)	8,000,000	8,828,912
	Principal Amount	Value
Sovereign Debt–(continued)
Brazilian Government International Bond (Brazil),
3.75%, 09/12/2031	$5,970,000	$5,478,967
4.75%, 01/14/2050	4,807,000	4,133,732
China Government International Bond (China), 2.50%, 10/26/2051(c)	6,234,000	6,420,392
Dominican Republic International Bond (Dominican Republic), 5.30%, 01/21/2041(c)	2,320,000	2,229,543
Egypt Government International Bond (Egypt),
3.88%, 02/16/2026(c)	3,583,000	3,247,603
5.88%, 02/16/2031(b)(c)	2,762,000	2,344,745
7.50%, 02/16/2061(c)	3,075,000	2,387,215
Ghana Government International Bond (Ghana), 7.75%, 04/07/2029(c)	1,905,000	1,552,575
Guatemala Government Bond (Guatemala),
3.70%, 10/07/2033(c)	3,197,000	3,121,870
4.65%, 10/07/2041(c)	1,551,000	1,535,490
Indonesia Government International Bond (Indonesia), 3.20%, 09/23/2061	6,276,000	5,882,763
Morocco Government International Bond (Morocco), 4.00%, 12/15/2050(c)	1,625,000	1,426,198
Oman Government International Bond (Oman), 6.25%, 01/25/2031(c)	1,140,000	1,196,977
Perusahaan Penerbit SBSN Indonesia III (Indonesia), 3.55%, 06/09/2051(b)(c)	3,149,000	3,160,620
Turkey Government International Bond (Turkey), 4.75%, 01/26/2026	4,475,000	4,202,504
UAE International Government Bond (United Arab Emirates),
2.00%, 10/19/2031(c)	2,189,000	2,172,173
2.88%, 10/19/2041(c)	3,229,000	3,228,661
3.25%, 10/19/2061(c)	4,061,000	4,214,770
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(c)	3,661,000	3,537,580
		70,303,290
Specialized Consumer Services–0.04%
Carriage Services, Inc., 4.25%, 05/15/2029(c)	801,000	786,770
Terminix Co. LLC (The), 7.45%, 08/15/2027	463,000	547,225
		1,333,995
Specialized Finance–0.28%
Mitsubishi HC Capital, Inc. (Japan), 3.64%, 04/13/2025(b)(c)	5,721,000	6,092,551
National Rural Utilities Cooperative Finance Corp., 2.40%, 03/15/2030	2,343,000	2,372,678
		8,465,229
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Specialized REITs–1.07%
American Tower Corp.,
2.70%, 04/15/2031	$6,221,000	$6,257,918
3.10%, 06/15/2050	4,625,000	4,485,276
2.95%, 01/15/2051	2,881,000	2,715,158
Crown Castle International Corp., 2.50%, 07/15/2031	4,904,000	4,847,958
Equinix, Inc., 3.20%, 11/18/2029	120,000	125,772
Extra Space Storage L.P.,
2.55%, 06/01/2031	2,268,000	2,256,175
2.35%, 03/15/2032	2,259,000	2,197,423
Life Storage L.P., 2.40%, 10/15/2031	3,622,000	3,559,440
Public Storage, 2.25%, 11/09/2031	901,000	898,240
SBA Communications Corp.,
3.88%, 02/15/2027	255,000	261,295
3.13%, 02/01/2029(b)(c)	4,949,000	4,707,860
		32,312,515
Specialty Chemicals–0.61%
Braskem Idesa S.A.P.I. (Mexico),
7.45%, 11/15/2029(c)	3,457,000	3,533,054
6.99%, 02/20/2032(b)(c)	4,356,000	4,276,416
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(c)	690,000	702,334
Sasol Financing USA LLC (South Africa),
4.38%, 09/18/2026	4,049,000	3,996,403
5.50%, 03/18/2031	5,790,000	5,687,401
SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/2026(c)	224,000	226,359
		18,421,967
Steel–0.02%
Steel Dynamics, Inc., 3.25%, 01/15/2031	42,000	44,235
SunCoke Energy, Inc., 4.88%, 06/30/2029(c)	531,000	516,806
		561,041
Systems Software–0.72%
Camelot Finance S.A., 4.50%, 11/01/2026(c)	1,229,000	1,276,317
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029(b)	2,891,000	2,791,694
Oracle Corp.,
3.60%, 04/01/2050	10,899,000	11,047,810
3.85%, 04/01/2060	4,215,000	4,386,629
VMware, Inc., 2.20%, 08/15/2031	2,356,000	2,296,150
		21,798,600
Technology Distributors–0.07%
Avnet, Inc., 4.63%, 04/15/2026	2,012,000	2,221,713
Technology Hardware, Storage & Peripherals–0.45%
Apple, Inc.,
2.65%, 05/11/2050	4,165,000	4,127,411
2.80%, 02/08/2061	9,354,000	9,372,756
		13,500,167
	Principal Amount	Value
Textiles–0.01%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 7.50%, 05/01/2025(c)	$214,000	$201,129
Thrifts & Mortgage Finance–0.21%
NMI Holdings, Inc., 7.38%, 06/01/2025(c)	157,000	178,187
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
2.88%, 10/15/2026(c)	2,837,000	2,770,075
4.00%, 10/15/2033(b)(c)	3,539,000	3,474,343
		6,422,605
Tobacco–1.09%
Altria Group, Inc.,
4.40%, 02/14/2026	3,108,000	3,413,341
2.45%, 02/04/2032	5,332,000	5,023,868
3.40%, 02/04/2041(b)	4,890,000	4,535,436
3.70%, 02/04/2051	13,991,000	13,236,724
4.00%, 02/04/2061	6,814,000	6,565,666
BAT Capital Corp. (United Kingdom), 2.73%, 03/25/2031	143,000	138,503
		32,913,538
Trading Companies & Distributors–0.48%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(c)(d)	7,903,000	8,482,408
Air Lease Corp., 3.00%, 09/15/2023	1,817,000	1,869,005
Aircastle Ltd.,
5.00%, 04/01/2023	534,000	560,996
4.40%, 09/25/2023	3,575,000	3,759,488
		14,671,897
Trucking–1.72%
Aviation Capital Group LLC,
4.13%, 08/01/2025(c)	5,001,000	5,332,116
3.50%, 11/01/2027(c)	14,276,000	14,850,975
Penske Truck Leasing Co. L.P./PTL Finance Corp., 1.20%, 11/15/2025(c)	1,824,000	1,791,231
Ryder System, Inc., 4.63%, 06/01/2025(b)	3,256,000	3,588,444
SMBC Aviation Capital Finance DAC (Ireland),
3.00%, 07/15/2022(c)	2,947,000	2,983,102
4.13%, 07/15/2023(c)	3,470,000	3,634,171
1.90%, 10/15/2026(c)	2,457,000	2,448,815
Triton Container International Ltd. (Bermuda),
2.05%, 04/15/2026(c)	5,882,000	5,837,207
3.15%, 06/15/2031(b)(c)	5,700,000	5,739,504
Uber Technologies, Inc., 4.50%, 08/15/2029(b)(c)	6,022,000	5,973,071
		52,178,636
Wireless Telecommunication Services–2.17%
Empresa Nacional de Telecomunicaciones S.A. (Chile), 3.05%, 09/14/2032(c)	1,644,000	1,579,037
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Wireless Telecommunication Services–(continued)
Rogers Communications, Inc. (Canada),
4.50%, 03/15/2043	$330,000	$380,109
5.00%, 03/15/2044	4,324,000	5,317,123
Sprint Capital Corp., 8.75%, 03/15/2032	315,000	466,145
Sprint Corp.,
7.88%, 09/15/2023	84,000	92,403
7.63%, 02/15/2025	394,000	451,733
7.63%, 03/01/2026	389,000	459,993
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
4.74%, 03/20/2025(c)	9,595,250	10,020,032
5.15%, 03/20/2028(c)	10,994,000	12,342,887
T-Mobile USA, Inc.,
2.25%, 02/15/2026(c)	3,076,000	3,042,918
2.63%, 04/15/2026	3,413,000	3,419,399
3.50%, 04/15/2031(b)	925,000	941,816
4.50%, 04/15/2050	2,521,000	2,953,067
3.40%, 10/15/2052(c)	5,902,000	5,862,521
VEON Holdings B.V. (Netherlands), 3.38%, 11/25/2027(c)	3,762,000	3,682,471
Vodafone Group PLC (United Kingdom),
3.25%, 06/04/2081(d)	2,081,000	2,041,695
4.13%, 06/04/2081(d)	3,580,000	3,538,812
5.13%, 06/04/2081(d)	3,503,000	3,554,301
Xiaomi Best Time International Ltd. (China),
2.88%, 07/14/2031(c)	3,663,000	3,618,445
4.10%, 07/14/2051(c)	1,841,000	1,911,787
		65,676,694
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,696,599,601)		2,763,674,183
	Shares
Preferred Stocks–2.75%
Asset Management & Custody Banks–0.14%
Bank of New York Mellon Corp. (The), 4.70%, Series G, Pfd.(d)	3,890,000	4,106,012
Diversified Banks–1.54%
Bank of America Corp., 7.25%, Series L, Conv. Pfd.	100	141,800
Bank of America Corp., 6.50%, Series Z, Pfd.(b)(d)	4,024,000	4,372,076
Citigroup, Inc., 6.25%, Series T, Pfd.(b)(d)	2,110,000	2,374,046
Citigroup, Inc., 5.00%, Series U, Pfd.(b)(d)	7,500,000	7,668,750
Citigroup, Inc., 4.00%, Series W, Pfd.(d)	3,879,000	3,879,000
JPMorgan Chase & Co., 3.60% (3 mo. USD LIBOR + 3.47%), Series I, Pfd.(g)	6,741,000	6,749,250
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	14,554	21,336,455
		46,521,377
Integrated Telecommunication Services–0.16%
AT&T, Inc., 2.88%, Series B, Pfd.(d)	4,400,000	4,978,136
Investment Banking & Brokerage–0.61%
Charles Schwab Corp. (The), 4.00%, Series H, Pfd.(d)	3,793,000	3,759,811
	Shares	Value
Investment Banking & Brokerage–(continued)
Goldman Sachs Group, Inc. (The), 5.00%, Series P, Pfd.(d)	3,255,000	$3,227,333
Morgan Stanley, 7.13%, Series E, Pfd.(d)	265,000	7,279,550
Morgan Stanley, 6.88%, Series F, Pfd.(d)	150,000	4,105,500
		18,372,194
Life & Health Insurance–0.10%
MetLife, Inc., 3.85%, Series G, Pfd.(b)(d)	3,004,000	3,049,060
Multi-Utilities–0.06%
CenterPoint Energy, Inc., 6.13%, Series A, Pfd.(d)	1,866,000	1,946,191
Other Diversified Financial Services–0.06%
Equitable Holdings, Inc., 4.95%, Series B, Pfd.(d)	1,724,000	1,802,614
Regional Banks–0.08%
PNC Financial Services Group, Inc. (The), 6.13%, Series P, Pfd.(d)	95,000	2,432,000
Total Preferred Stocks (Cost $78,076,208)		83,207,584
	Principal Amount
U.S. Treasury Securities–2.65%
U.S. Treasury Bills–0.45%
0.04% - 0.05%, 02/17/2022(k)(l)	$13,686,000	13,684,584
U.S. Treasury Bonds–0.65%
2.00%, 11/15/2041	15,022,400	15,402,654
2.00%, 08/15/2051	4,105,700	4,300,721
		19,703,375
U.S. Treasury Notes–1.55%
0.50%, 11/30/2023	723,000	722,280
0.75%, 11/15/2024	3,116,000	3,108,819
1.25%, 11/30/2026	9,346,800	9,389,518
1.50%, 11/30/2028	12,157,200	12,265,475
1.38%, 11/15/2031(b)	21,371,100	21,244,209
		46,730,301
Total U.S. Treasury Securities (Cost $79,070,150)		80,118,260

Asset-Backed Securities–0.83%
Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(c)	4,221,972	4,483,093
Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(c)	10,557,362	11,056,346
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(c)	2,545,750	2,495,875
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(c)	2,505,817	2,473,509
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(c)	4,379,375	4,582,771
Total Asset-Backed Securities (Cost $19,146,722)		25,091,594
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount		Value

Municipal Obligations–0.22%
California State University,
Series 2021 B, Ref. RB, 2.72%, 11/01/2052		$2,340,000	$2,408,667
Series 2021 B, Ref. RB, 2.94%, 11/01/2052		3,495,000	3,590,405
Florida Development Finance Corp. (Palm Bay Academy, Inc.),
Series 2017, Ref. RB, 9.00%, 05/15/2024(c)		735,000	739,800
Series 2017, Ref. RB, 0.00%, 05/15/2037(c)(f)(h)		360,000	4
Series 2017, Ref. RB, 0.00%, 05/15/2037(c)(f)(h)		350,000	70,000
Total Municipal Obligations (Cost $6,907,438)			6,808,876
Non-U.S. Dollar Denominated Bonds & Notes–0.21%(m)
Movies & Entertainment–0.12%
Netflix, Inc., 3.88%, 11/15/2029(c)	EUR	2,600,000	3,532,644
Sovereign Debt–0.09%
Ukraine Government International Bond (Ukraine), 4.38%, 01/27/2030(c)	EUR	2,765,000	2,690,073
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $5,967,767)			6,222,717
Variable Rate Senior Loan Interests–0.20%(n)(o)
Diversified REITs–0.20%
Asterix, Inc. (Canada), Term Loan, 3.90%, 03/31/2023 (Cost $5,736,604)(h)		7,670,413	6,083,731
Shares		Value
Exchange-Traded Funds–0.19%
Invesco Total Return Bond ETF (Cost $ 5,830,000)(p)	100,000	$5,645,000
Money Market Funds–0.26%
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(p)(q) (Cost $7,932,456)	7,930,076	7,932,456
Options Purchased–0.14%
(Cost $5,008,056)(r)		4,104,305
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.82% (Cost $2,910,275,002)		2,988,888,706
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.40%
Invesco Private Government Fund, 0.02%(p)(q)(s)	48,733,699	48,733,699
Invesco Private Prime Fund, 0.11%(p)(q)(s)	114,553,065	114,587,429
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $163,328,411)		163,321,128
TOTAL INVESTMENTS IN SECURITIES–104.22% (Cost $3,073,603,413)		3,152,209,834
OTHER ASSETS LESS LIABILITIES—(4.22)%		(127,657,748)
NET ASSETS–100.00%		$3,024,552,086
Investment Abbreviations:
Conv.	– Convertible
ETF	– Exchange-Traded Fund
EUR	– Euro
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PIK	– Pay-in-Kind
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2021.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $1,065,929,536, which represented 35.24% of the Fund’s Net Assets.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Zero coupon bond issued at a discount.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2021.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(i)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(j)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(k)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(l)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(m)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(n)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(o)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(p)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2021.

	Value February 28, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Invesco Total Return Bond ETF	$5,686,000	$-	$-	$(41,000)	$-	$5,645,000	$83,437
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	38,593,273	219,009,977	(257,603,250)	-	-	-	2,686
Invesco Liquid Assets Portfolio, Institutional Class	27,566,599	156,435,698	(176,067,917)	(100)	(1,824)	7,932,456	1,033
Invesco Treasury Portfolio, Institutional Class	44,106,598	250,297,117	(294,403,715)	-	-	-	1,157
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,748,998	210,174,009	(164,189,308)	-	-	48,733,699	3,893*
Invesco Private Prime Fund	4,123,497	418,378,040	(307,902,086)	(7,283)	(4,739)	114,587,429	51,299*
Total	$122,824,965	$1,254,294,841	$(1,200,166,276)	$(48,383)	$(6,563)	$176,898,584	$143,505

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(q)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(r)	The table below details options purchased.
(s)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Exchange-Traded Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
Equity Risk
Alphabet, Inc.	Call	06/17/2022	3	USD	3,050.00	USD	915,000	$ 49,020
Amazon.com, Inc.	Call	09/16/2022	1	USD	3,900.00	USD	390,000	25,155
Apple, Inc.	Call	07/15/2022	20	USD	165.00	USD	330,000	32,150
Energy Select Sector SPDR Fund	Call	06/17/2022	3,150	USD	60.00	USD	18,900,000	874,125
Microsoft Corp.	Call	09/16/2022	24	USD	355.00	USD	852,000	53,640
Total Open Exchange-Traded Equity Options Purchased			3,198					$1,034,090

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
Equity Risk
S&P 500 Index	Call	06/17/2022	81	USD	4,675.00	USD	37,867,500	$1,754,865

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Over-The-Counter Foreign Currency Options Purchased
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
USD versus JPY	Call	Goldman Sachs International	01/18/2022	JPY	114.00	USD	56,250,000	$ 411,244
Currency Risk
USD versus JPY	Put	Goldman Sachs International	01/18/2022	JPY	114.00	USD	56,250,000	904,106
Total Foreign Currency Options Purchased								$1,315,350

Open Exchange-Traded Equity Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
Equity Risk
Energy Select Sector SPDR Fund	Call	06/17/2022	2,665	USD	70.00	USD	18,655,000	$(247,845)

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Over-The-Counter Foreign Currency Options Written
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value			Value
Currency Risk
USD versus JPY	Call	Goldman Sachs International	01/18/2022	JPY	119.00	USD	(56,250,000)	$(18,338)

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	1,070	March-2022	$234,045,782	$493,204	$493,204
U.S. Treasury 5 Year Notes	661	March-2022	80,244,368	147,625	147,625
U.S. Treasury 10 Year Notes	534	March-2022	69,853,875	269,821	269,821
U.S. Treasury Long Bonds	800	March-2022	129,700,000	2,231,281	2,231,281
Subtotal—Long Futures Contracts				3,141,931	3,141,931
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Ultra Notes	1,787	March-2022	(262,493,547)	(4,579,187)	(4,579,187)
U.S. Treasury Ultra Bonds	390	March-2022	(78,219,375)	(2,562,422)	(2,562,422)
Subtotal—Short Futures Contracts				(7,141,609)	(7,141,609)
Total Futures Contracts				$(3,999,678)	$(3,999,678)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/17/2022	Citibank, N.A.	EUR	852,000	USD	989,896	$21,298
02/17/2022	Goldman Sachs International	GBP	289,000	USD	392,112	7,452
02/17/2022	Morgan Stanley and Co. International PLC	EUR	7,940,000	USD	9,227,274	200,668
02/17/2022	State Street Bank & Trust Co.	CAD	11,226,000	USD	9,019,240	227,557
Subtotal—Appreciation						456,975
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
01/20/2022	Goldman Sachs International	JPY	638,848,000	USD	5,600,000	$(56,798)
Total Forward Foreign Currency Contracts						$400,177

Abbreviations:
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling
JPY	—Japanese Yen
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$2,751,780,124	$11,894,059	$2,763,674,183
Preferred Stocks	35,295,305	47,912,279	—	83,207,584
U.S. Treasury Securities	—	80,118,260	—	80,118,260
Asset-Backed Securities	—	25,091,594	—	25,091,594
Municipal Obligations	—	6,738,872	70,004	6,808,876
Non-U.S. Dollar Denominated Bonds & Notes	—	6,222,717	—	6,222,717
Variable Rate Senior Loan Interests	—	—	6,083,731	6,083,731
Exchange-Traded Funds	5,645,000	—	—	5,645,000
Money Market Funds	7,932,456	163,321,128	—	171,253,584
Options Purchased	2,788,955	1,315,350	—	4,104,305
Total Investments in Securities	51,661,716	3,082,500,324	18,047,794	3,152,209,834
Other Investments - Assets*
Futures Contracts	3,141,931	—	—	3,141,931
Forward Foreign Currency Contracts	—	456,975	—	456,975
	3,141,931	456,975	—	3,598,906
Other Investments - Liabilities*
Futures Contracts	(7,141,609)	—	—	(7,141,609)
Forward Foreign Currency Contracts	—	(56,798)	—	(56,798)
Options Written	(247,845)	(18,338)	—	(266,183)
	(7,389,454)	(75,136)	—	(7,464,590)
Total Other Investments	(4,247,523)	381,839	—	(3,865,684)
Total Investments	$47,414,193	$3,082,882,163	$18,047,794	$3,148,344,150

*	Futures contracts and forward foreign currency contracts are valued at unrealized appreciation (depreciation). Options written are shown at value.
Invesco Corporate Bond Fund